THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY
12, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 12, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             12/23/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        4
                                               -------------

Form 13F Information Table Value Total:        $96,223
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No. Form 13F File Number Name


      1               28-6908            William A. Ackman
    ------            ---------          -----------------------------

      2               28-6904            Section H. Partners, L.P.
    ------            -------            -----------------------------

      3               28-7474            Gotham International Advisors,
                                                                 L.L.C.
    ------            -------            -----------------------------
      4               28-5717            Gotham Holdings Management,
                                                                 L.L.C.
    ------            -------            -----------------------------




                                                      Form 13F INFORMATION TABLE
              COLUMN 1            COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
INSIGNIA FINANCIAL GROUP      COMMON         45766D100  20,741  1,481,518  SH      SHARED-OTHER  1,2,4        1,481,518
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INSIGNIA FINANCIAL GROUP      COMMON         45766D100   9,844    703,112  SH      SHARED-OTHER  1,3            703,112
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EATON VANCE CORP              COMMON         278265103  53,781  1,252,545  SH      SHARED-OTHER  1,2,4        1,252,545
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EATON VANCE CORP              COMMON         278265103  11,857    276,155  SH      SHARED-OTHER  1,3            276,155
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